SUBSEQUENT EVENTS (Details Narrative)		12 Months Ended
	Jun. 30, 2018 USD ($) Integer shares	Dec. 31, 2020 Integer	Apr. 24, 2018
Maximum monthly proceeds of sale of crude oil produced percentage		65.00%
Additional entitlement of proceeds from sale of crude oil percentage		26.79%
Remaining proceeds from sale of crude oil as part of profit sharing percentage		35.00%
Number of portions of entitlements recognized as revenue | Integer		2
T A C [Member]
Cost recovery balance reset with commencement of operatorship		65.00%
Income Tax Reconciliation, Tax Exemption For Unrecovered Expenditures
Cost recovery balance reset with commencement of operatorship		80.00%
WJ Energy Group Limited [Member]
Ownership percentage			100.00%
Loans converted for nominal value into ordinary shares of the Company | $	$ 21,150,000
Maderic Holding Limited [Member]
Ownership percentage			87.04%
Loans converted for nominal value into ordinary shares of the Company | $	$ 3,150,000
Hfo Investment Group [Member]
Ownership percentage			12.96%
Maderic Holding Limited And Hfo Investment Group [Member]
Number of agreements entered with shareholders | Integer	2
Number of shares issued | shares	15,999,000